FORMATION, CORPORATE CHANGES AND MATERIAL MERGERS AND ACQUISITIONS	3 Months Ended
Mar. 31, 2015
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE A – FORMATION, CORPORATE CHANGES AND MATERIAL MERGERS AND ACQUISITIONS

Online Yearbook was incorporated in the State of Nevada on August 6, 2012. Online Yearbook was a development stage company with the principal business objective of developing and marketing an online yearbook.

On November 17, 2014, Rocky Mountain Resource Holdings LLC, a Nevada limited liability company (the “Purchaser”) became the majority shareholder of Online Yearbook, by acquiring 5,200,000 shares of common stock of Online Yearbook (the “Shares”), or 69.06% of the issued and outstanding shares of common stock, pursuant to stock purchase agreements with Messrs. El Maraana and Salah Blal. The Shares were acquired for an aggregate purchase price of $357,670. The Purchaser was the source of the funds used to acquire the Shares. In connection with Online Yearbook’s receipt of approval from the Financial Industry Regulatory Authority (“FINRA”), effective December 8, 2014, Online Yearbook amended its Articles of Incorporation to change its name from “Online Yearbook” to “RMR Industrials, Inc.”

RMR Industrials, Inc. (the “Company” or “RMRI”) is a development stage company which seeks to acquire and consolidate complimentary industrial assets. Typically these small to mid sized assets are the core manufacturer and supplier of specific bulk commodity minerals and chemicals distributed to the global manufacturer industry. RMRI’s consolidation strategy is to assemble a portfolio of mature and value-add industrial commodities businesses to generate scalable enterprises with a vast portfolio of products and services addressing a common and stable customer base.

On February 27, 2015 (the “Closing Date”), the Company entered into and consummated a merger transaction pursuant to an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, OLYB Acquisition Corporation, a Nevada corporation and wholly owned subsidiary of the Company (“Merger Sub”) and RMR IP, Inc., a Nevada corporation (“RMR IP”). In accordance with the terms of Merger Agreement, on the Closing Date, Merger Sub merged with and into RMR IP (the “Merger”), with RMR IP surviving the Merger as our wholly owned subsidiary.

RMR IP was formed to acquire and consolidate complimentary industrial commodity assets through capitalizing on the volatile oil markets, down cycles in commodity markets, and other ancillary opportunities. RMR IP is focused on managing the supply chain in order to offer a large and diverse set of products and services.

The Merger Agreement includes customary representations, warranties and covenants made by the Company, Merger Sub and RMR IP as of specific dates. The assertions embodied in those representations and warranties were made solely for purposes of the Merger Agreement and are not intended to provide factual, business, or financial information about the Company, Merger Sub and RMR IP. Moreover, some of those representations and warranties (i) may not be accurate or complete as of any specified date, (ii) may be subject to a contractual standard of materiality different from those generally applicable to shareholders or different from what a shareholder might view as material, (iii) may have been used for purposes of allocating risk among the Company, Merger Sub and RMR IP, rather than establishing matters as facts, and/or (iv) may have been qualified by certain disclosures not reflected in the Merger Agreement that were made to the other party in connection with the negotiation of the Merger Agreement and generally were solely for the benefit of the parties to the Merger Agreement.

For financial reporting purposes, the Merger represents a “reverse merger” rather than a business combination and RMR IP is deemed to be the accounting acquirer in the transaction. Consequently, the assets and liabilities and the historical operations that will be reflected in the Company’s future financial statements will be those of RMR IP. The Company’s assets, liabilities and results of operations will be consolidated with the assets, liabilities and results of operations of RMR IP after consummation of the Merger, and the historical financial statements of the Company before the Merger will be replaced with the historical financial statements of RMR IP before the Merger in all future filings with the SEC.

On March 10, 2015, we formed United States Talc and Minerals Inc., incorporated in the State of Nevada as a wholly-owned subsidiary of the Company for the purpose of facilitating future acquisitions.

Basis of Presentation

The unaudited financial statements for the period ended March 31, 2015 have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information in accordance with Securities and Exchange Commission (SEC) Regulation S-X rule 8-03. In the opinion of management, the unaudited financial statements have been prepared on the same basis as the annual financial statements and reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position as of March 31, 2015 and the results of operations and cash flows for the periods then ended. The financial data and other information disclosed in these notes to the interim financial statements related to the period are unaudited.